United States Securities
             Securities and Exchange Commission
                   Washington, D.C.  20549

                          Form 13F

                     Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:    March 31,2000

Check here if Amendment [  ]; Amendment Number:
     This Amendment (Check only one):  [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Quantitative Advisors, Inc.
Address:   55 Old Bedford Road
           Lincoln, MA  01773


Form 13F File Number:   28-  4108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name:      Frederick S. Marius
Title:     President and General Counsel
Phone:     (781) 259-1144

Signature, Place, and Date of Signing;

/s/ Frederick S. Marius   Lincoln, MA     May 9, 2000
           [Signature]    [City, State]   [Date]

Report Type (Check only one.):

[  X ]    13F HOLDINGS REPORT.  (Check here if all holdings
     of this reporting manager are reported in this report.)

[    ]    13F NOTICE.  (Check here if no holdings reported
     are in this report, and all holdings are reported by another manager(s).)

[    ]    13F COMBINATION REPORT.  (Check here if a portion
     of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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

Column 1   Column 2  Column 3  Column 4  Column 5            Column 6    Column 7   Column 8
Name of    Title     Cusip     Value     SHRS  OR  SH  PUT   Investment  Other      Voting Authority
Issuer     of Class            (x$1000)  PRN   AMT PRN CALL  Discretion  Managers   Sole  Shared None

COMPANIA   ADR      204449300    94      4,110      SH       OTHER                  SHARED
DE
TELECOM
DE CHILE

MADECO SA  ADR      556304103    142     12,880     SH       OTHER                  SHARED

COMPANIA   ADR      204429104     82      3,280     SH       OTHER                  SHARED
CERVECERI
AS UNIDAS SA

LABORATORIO ADR     50540H104     114     5,000     SH       OTHER                  SHARED
CHILE SA

EMBOTELLA  ADR      29081P204      19     1,500     SH       OTHER                  SHARED
DORA       SERIES
ANDINA SA  A

BANCO      ADR      05965F108     82      6,000     SH       OTHER                  SHARED
SANTANDER  SERIES
CHILE      A

MASISA SA  ADR      574799102     36      2,500     SH       OTHER                  SHARED

CHILECTRA  ADR      168884104     52      3,000     SH       OTHER                  SHARED
SA

EMPRESA    ADR      29244T101    115     10,539     SH       OTHER                  SHARED
NACIONAL
DE ELEC

ENERSIS SA ADR      29274F104     61      3,000     SH       OTHER                  SHARED

GENER SA   ADR      368731105     55      4,100     SH       OTHER                  SHARED

HUANENG    ADR      443304100     53      6,600     SH       OTHER                  SHARED
POWER      SERIES
           N

CREDICORP  COM      223298902     59      5,520     SH       OTHER                  SHARED
SA

VTECH      COM      692856909  4,531    145,234     SH       OTHER                  SHARED
HLDGS

METHANEX   COM      59151K108     15      7,000     SH       OTHER                  SHARED
CORP

BP AMOCO   ORD      079805909     68     11,600     SH       OTHER                  SHARED

VODAPHONE  ORD      071921001    524    149,600     SH       OTHER                  SHARED
AIRTOUCH

                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            17

Form 13F Information Table Value Total:           $6,102
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the filing manager of this report.

NONE




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